Principal Accounting Policies - Summary of ASC606, Revenue from Contracts with Customers (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounting Policies [Abstract]
Sales taxes and related surcharges recorded as a reduction of revenues	¥ 125.5	$ 18.0	¥ 123.0
Revenues from advertising-for-advertising barter transactions	7.4	1.1	4.7
Expenses from advertising-for-advertising barter transactions	¥ 7.4	$ 1.1	¥ 4.8